EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 29, 2012
Summary of Activity in Stock Option Plans

A summary of the activity in the stock option plans for the last three years is presented below.

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	19,059,176	$6.90	20,021,044	$7.49	24,202,715	$11.81
Granted	82,000	3.22	3,680,850	4.53	5,140,900	8.11
Granted – option exchange	—	—	—	—	1,350,709	5.13
Cancelled	(4,512,372)	14.51	(3,567,513)	9.46	(4,510,682)	21.57
Cancelled – option exchange	—	—	—	—	(3,739,557)	22.85
Exercised	(2,050,733)	0.88	(1,075,205)	0.86	(2,423,041)	0.95

Outstanding at end of year	12,578,071	$5.25	19,059,176	$6.90	20,021,044	$7.49

Summary of Information About Options Outstanding

The following table summarizes information about options outstanding at December 29, 2012.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.85 $5.12	6,936,143	3.82	$2.11	5,105,443	3.36	$1.44
5.13 (option exchange)	739,478	3.48	5.13	541,019	3.14	5.13
5.14 10.00	3,790,993	3.55	7.65	2,676,641	3.09	7.83
10.01 15.00	751,659	1.17	11.31	751,659	1.17	11.31
15.01 25.00	87,501	0.61	17.45	87,501	0.61	17.45
25.01 33.61	272,297	1.00	31.44	272,297	1.00	31.44

$0.85 $33.61	12,578,071	3.48	$5.25	9,434,560	3.00	$5.26

Summary of Status of Company's Nonvested Shares

A summary of the status of the Company’s nonvested shares and changes during 2012, 2011 and 2010 is presented below.

	2012		2011		2010
	Shares	Weighted Average Grant- Date Price	Shares	Weighted Average Grant- Date Price	Shares	Weighted Average Grant- Date Price
Nonvested at beginning of year	2,612,876	$3.96	496,059	$10.39	1,318,162	$13.21
Granted	4,018,253	3.26	2,890,943	3.96	173,387	8.01
Vested	(695,751)	3.45	(594,876)	9.00	(741,007)	14.19
Forfeited	(475,478)	3.79	(179,250)	4.97	(254,483)	11.31

Nonvested at end of year	5,459,900	$3.52	2,612,876	$3.96	496,059	$10.39

Schedule of Reconciliation of Changes in Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan

The following table provides a reconciliation of changes in the projected benefit obligation, the fair value of plan assets and the funded status of the plan to amounts recognized on the Company’s Consolidated Balance Sheets:

(In thousands)	December 29, 2012	December 31, 2011
Changes in projected benefit obligation:
Obligation at beginning of period	$182,364	$177,195
Service cost	—	—
Interest cost	8,639	9,838
Benefits paid	(4,545)	(4,118)
Actuarial gain (loss)	14,287	(1,558)
Currency translation	7,114	1,007

Obligation at valuation date	207,859	182,364
Changes in plan assets:
Fair value at beginning of period	132,787	132,022
Actual return (loss) on plan assets	22,413	(1,259)
Company contributions	58,987	5,293
Benefits paid	(4,545)	(4,118)
Currency translation	6,285	849

Plan assets at valuation date	215,927	132,787

Net asset (liability) recognized at end of period	$8,068	$(49,577)

Schedule of Components Net Benefit Expense

The components of net periodic cost (benefit) are presented below:

(In thousands)	2012	2011	2010
Service cost	$—	$—	$—
Interest cost	8,639	9,838	10,466
Expected return on plan assets	(10,674)	(9,336)	(8,039)

Net periodic pension cost (benefit)	$(2,035)	$502	$2,427

Schedule of Assumptions Used in Calculating Funded Status

Assumptions used in calculating the funded status included:

	2012	2011	2010
Long-term rate of return on plan assets	6.00%	6.00%	6.77%
Discount rate	4.40%	4.70%	5.40%
Salary increases	—	—	—
Inflation	3.00%	3.00%	3.40%

Schedule of Allocation of Assets	The allocation of assets is as follows:

	Percentage of Plan Assets			Target Allocation
	2012	2011	2010
Equity securities	64%	70%	73%	65%
Debt securities	36%	30%	27%	35%

Total	100%	100%	100%

Schedule of Fair Value of Plan Assets by Assets Category

The fair value of plan assets by asset category is as follows:

(In thousands)		Fair Value Measurements at December 29, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities
Developed market equity funds	$72,169	$72,169	$—	$—
Emerging market equity funds	66,519	—	66,519	—

Total equity securities	138,688	72,169	66,519	—

Debt securities
UK debt funds	11,866	—	11,866	—
Liability term matching debt funds	65,373	—	65,373	—

Total debt securities	77,239	—	77,239	—

Total	$215,927	$72,169	$143,758	$—

(In thousands)		Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities
Developed market equity funds	$86,601	$86,601	$—	$—
Emerging market equity funds	5,311	1,487	3,824	—

Total equity securities	91,912	88,088	3,824	—

Debt securities				—
UK debt funds	30,439	—	30,439	—
Liability term matching debt funds	10,436	—	10,436	—

Total debt securities	40,875	—	40,875	—

Total	$132,787	$88,088	$44,699	$—

Schedule of Anticipated Benefit Payments	Anticipated benefit payments, at December 29, 2012 exchange rates, are as follows:

(In thousands)
2013	$4,764
2014	4,906
2015	5,053
2016	5,204
2017	5,361
Next five years	29,316